PREPAID LAND LEASE PAYMENTS (Schedule of Prepaid Land Lease Payments) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)
PREPAID LAND LEASE PAYMENTS [Abstract]
Prepaid land lease payments	¥ 456,823	$ 70,212	¥ 445,444	$ 0
Less: accumulated amortization	(8,890)	(1,366)	(3,634)
Net carrying value	¥ 447,933	$ 68,846	¥ 441,810